NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature Of Operations And Going Concern[Abstract]
Net loss and comprehensive loss	$ 295,868	$ 40,742	$ 314,890
Deficit accumulated during the exploration stage	43,886,458	43,590,590
Working capital deficiency	$ 530,061	$ 462,545